FEDERATED INVESTMENT SERIES FUNDS, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED INVESTMENT SERIES FUNDS, INC. (the “Registrant”)
Federated Bond Fund
Class A Share
Class B Shares
Class C Shares
Institutional Shares
1933 Act File No. 33-48847
1940 Act File No. 811-58429

Dear Sir or Madam:

Post-Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund is hereby electronically transmitted.  This filing has been electronically redlined to indicate the changes from the Fund’s Rule 485(a) Amendment filed with the Commission on December 1, 2009.

This Fund may be marketed through banks, savings associations or credit unions.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective January 30, 2010 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions on the enclosed material, please contact me at (412) 288-3810.

Very truly yours,

/s/ Terri L. Kerr
Terri L. Kerr
Paralegal

Enclosures